Accrued Expenses	12 Months Ended
Dec. 31, 2017
Accrued Expenses
Accrued Expenses

9. Accrued Expenses

Accrued expenses consist of the following at December 31, 2017 and 2016, respectively:

	December 31,
	2017	2016
Real and property taxes	$14,748	$13,090
Energy costs	12,911	12,527
Capital spending	9,915	7,883
Customer rebates	8,940	9,998
Worker’s compensation	6,416	8,249
Current postretirement obligation	1,106	1,378
Freight	3,881	2,354
Contingent consideration	20,694	—
Other accruals	27,340	21,001

Accrued expenses	$105,951	$76,480